Warrants Liability - Schedule of Unlisted and Listed Warrants Liability (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	$ 39,758,952	$ 45,907,114
$10.00 expiring 27/05/2025 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	7,159,050	9,196,701
$11.50 exp. 27/2/2029 [Member] | Listed Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	1,764,902	2,340,413
$10.71 exp. 27/02/202 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	27,200,000	27,200,000
$11.45 exp. 18/6/2029 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	$ 3,635,000	$ 7,170,000